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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year of Quarter Ended: December 31, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                           Tinicum Lantern II L.L.C.
                                800 Third Avenue
                                   40th Floor
                            New York, New York 10022

                         Form 13F File Number: 028-12764


   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



           Person Signing this Report on Behalf of Reporting Manager:
                               Terence M. O'Toole
                                 Managing Member
                                 (212) 446-9300



                             /s/ Terence M. O'Toole
                            ------------------------
                               New York, New York
                                February 9, 2009



                                  Report Type:
                               13F Holdings Report

                              Form 13F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        0

                    Form 13 F Information Table Entry Total:

                                       10

                    Form 13 F Information Table Value Total:

                              $111,701 (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

Column 1                      Column 2     Column 3   Column 4    Column 5                   Column 6  Column 7       Column 8
                                                       VALUE       SHARES/       SH/   PUT/   INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (x$1000)     PRN AMT      PRN   CALL    DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                  COM        004398103       708     3,079,500      SH            SOLE           3,079,500
BREEZE-EASTERN CORP            COM        106764103    19,180     2,471,067      SH            SOLE           2,471,067
CYMER INC                      COM        232572107    43,811     1,999,603      SH            SOLE           1,999,603
LAWSON PRODS INC               COM        520776105       441        19,300      SH            SOLE              19,300
LENOX GROUP INC                COM        526262100         2       230,000      SH            SOLE             230,000
NUTRI SYS INC NEW              COM        67069D108    18,967     1,300,000      SH            SOLE           1,300,000
SOLUTIA INC                COM NEW        834376501     8,921     1,982,419      SH            SOLE           1,982,419
TRIMAS CORP                COM NEW        896215209     2,737     1,983,600      SH            SOLE           1,983,600
X-RITE INC                     COM        983857103    15,305    10,271,667      SH            SOLE          10,271,667
YOUBET COM INC                 COM        987413101     1,629     1,910,211      SH            SOLE           1,910,211
